Shareholder Report, Average Annual Return (Details) 197990_Valkyrie Bitcoin and Ether Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	47 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
CoinShares Bitcoin and Ether ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CoinShares Bitcoin and Ether ETF NAV
Average Annual Return, Percent	58.79%	5.46%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	11.93%